Notes and Other Debts Payable, net	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Landsea Homes [Member]
Notes and Other Debts Payable, net
9.	Notes and Other Debts Payable, net

Amounts outstanding under notes and other debts payable, net consist of the following:

	September 30, 2020	December 31, 2019
	(dollars in thousands)
Construction loans	$80,207	$92,640
Revolving credit facilities	143,362	8,680
EB-5 notes payable	86,713	95,010
Loan payable	4,265	—
Notes Payable	314,547	196,330
Deferred loan costs	(5,388)	(6,366)
Notes and other debts payable, net	$309,159	$189,964

The Company has various construction loan agreements secured by various real estate developments (“Construction Loans”) with maturity dates extending from October 2020 through March 2023. The Construction Loans have variable interest rates based on Prime or LIBOR. As of September 30, 2020, interest rates on the Construction Loans ranged from 5.00% to 6.00%. In 2018, the Company assumed two loans from a third-party land seller in connection with the acquisition of real estate inventories. Both loans have a variable interest rate of LIBOR plus 6.50% with a floor of 8.25%. As of September 30, 2020, the interest rate on both loans was 8.25%.

In 2018, the Company entered into a revolving credit facility (“Revolver”) with a bank. In 2019, the Company extended the loan resulting in a new maturity date of February 2022. The Revolver has a variable interest rate of Prime plus 1.25% with a floor of 5.50%. As of September 30, 2020, the interest rate was 5.50%.

In connection with the acquisition of GWH, the Company entered into an additional line of credit ("LOC") with a bank as part of the transaction. On the date of acquisition, the Company drew $70.0 million from the LOC. The LOC has an interest rate of Prime plus 1.00% with a floor of 5.25% and matures in January 2023. As of September 30, 2020, the interest rate was 5.25%.

The Company has various EB-5 notes payable with maturity dates ranging from February 2021 through June 2023. As of September 30, 2020, the loans have fixed interest rates of 4.00% to 6.00%.

On April 15, 2020, LHC entered into a Paycheck Protection Program (“PPP”) Note evidencing an unsecured loan in the amount of $4.3 million made to the Company under the PPP. The PPP was established under the CARES Act and is administered by the U.S. Small Business Association. The PPP Note matures on April 15, 2022 and bears interest at a rate of 1.00% per annum. The proceeds from the PPP Note may only be used for payroll costs (including benefits), interest on mortgage obligations, rent, utilities and interest on certain other debt obligations. The proceeds from the PPP Note were used in the operation of the Company and therefore the debt was included in the consolidated balance sheets of the Company.

The Company’s loans have certain financial covenants, such as requirements for the Company to maintain a minimum liquidity balance, minimum tangible net worth, gross profit margin, leverage and interest coverage ratios and are guaranteed by LHC, the parent of the Company. The Company's loans are secured by the assets of the Company and contain various representations, warranties and covenants that are customary for these types of agreements. As of September 30, 2020, the Company was in compliance with all financial loan agreement covenants.

The aggregate maturities of the principal balances of the notes and other debts payable during the five years subsequent to September 30, 2020 are as follows (dollars in thousands):

2020	$2,085
2021	19,500
2022	203,327
2023	89,635
2024	—
Thereafter	—
$314,547

9.	Notes and Other Debts Payable, net

Amounts outstanding under Notes and other debts payable, net consist of the following:

	December 31,
	2019	2018
	(dollars in thousands)
Construction loans	$92,640	$65,157
Revolving credit facility	8,680	50,793
EB-5 notes payable	95,010	83,796
Notes and other debts payable	196,330	199,746
Deferred loan costs	(6,366)	(8,592)
Notes and other debts payable, net	$189,964	$191,154

The Company has various construction loan agreements secured by various real estate developments (“Construction Loans”) with maturity dates extending from October 2020 through September 2022. The Construction Loans have variable interest rates based on Prime or LIBOR. As of December 31, 2019, interest rates on the Construction Loans ranged from 5.50% to 6.35%. In 2018, the Company assumed two loans from a third-party land seller in connection with the acquisition of real estate inventories. Both loans have a variable interest rate of LIBOR plus 6.5%. As of December 31, 2019, the interest rate on both loans was 8.25%.

In 2018, the Company entered into a revolving credit facility (“Revolver”) with a bank. In 2019, the Company extended the loan resulting in a new maturity date of February 2022. The Revolver has a variable interest rate of Prime plus 1.25% with a floor of 5.50%. As of December 31, 2019, the interest rate was 6.00%.

The Company has various EB-5 notes payable with maturity dates ranging from July 2020 through June 2023. The loans have fixed interest rates of 4.00%.

The Company's loans have certain financial covenants, such as requirements for the Company to maintain a minimum liquidity balance, minimum tangible net worth, gross profit margin, leverage and interest coverage ratios and are guaranteed by LHC, the parent of the Company. The Company's loans are secured by the assets of the Company and contain various representations, warranties and covenants that are customary for these types of agreements. As of December 31, 2019, the Company was in compliance with all financial loan agreement covenants.

The aggregate maturities of the principal balances of the notes and other debts payable during the five years subsequent to December 31, 2019 are as follows (dollars in thousands):

2020	$15,850
2021	41,696
2022	136,284
2023	2,500
2024	—
Thereafter	—
$196,330